Segment Reporting Total Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 25, 2010
Segment Reporting
Total assets	$ 12,423.8		$ 12,697.6
Canada
Segment Reporting
Total assets	6,541.6		6,548.9
U.S.
Segment Reporting
Total assets	2,487.9	[1]	2,574.1	[1]
U.K.
Segment Reporting
Total assets	2,293.4		2,276.2
MCI
Segment Reporting
Total assets	151.7	[1]	86.7	[1]
Corporate
Segment Reporting
Total assets	948.9	[1]	1,211.1	[1]
Discontinued operations
Segment Reporting
Total assets	$ 0.3		$ 0.6

[1]	The decrease in Corporate is primarily due to the reduction in cash balances. The decrease in the U.S. is driven primarily by our share of the change in MillerCoors accumulated other comprehensive income ("AOCI") thereby decreasing our Investment in MillerCoors . These decreases are partially offset by the increase in MCI, which is primarily due to our increased investment in our International markets, such as our acquisition of a controlling stake in MC Cobra India.